                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09441

Morgan Stanley Next Generation Trust
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
         (Address of principal executive offices)                (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: July 31, 2003

Date of reporting period: July 31, 2003

Item 1 - Report to Shareholders

Welcome, Shareholder:

In this report, you'll learn about how your investment in Morgan Stanley Next Generation Trust performed during the annual period. The portfolio management team will provide an overview of the market climate, and discuss some of the factors that helped or hindered performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments, as well as other information.

This material must be preceded or accompanied by a prospectus for the Fund being offered. Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and, therefore, the value of the Fund shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund.

Fund Report
For the 12-month period ended July 31, 2003

Total Return for the 12-Month Period Ended July 31, 2003

Class A	Class B	Class C	Class D	S&P 500 Index[1]	Lipper Mid-Cap Growth Funds Index[2]
23.06%	21.97%	21.97%	23.31%	10.65%	16.76%

The performance of the Fund's four share classes varies because each has different expenses. The Fund's total return figures assume the reinvestment of all distributions, but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. Past performance is no guarantee of future results. See Performance Summary for standardized performance information.

Market Conditions

In the early stages of the 12-month period ended July 31, 2003, the long-anticipated economic recovery appeared reluctant to surface. Despite interest rates at historically low levels, corporate earnings failed to rebound as quickly as had been expected. Uncertainty over the likelihood and timing of the potential war with Iraq only worsened investor sentiment in the first months of 2003. Once it was clear that the military campaign would end successfully, however, the stock market rose rapidly, led especially by technology, telecommunications and other stocks offering higher risk and increased growth potential.

Although investors grew optimistic about the positive impact of increased fiscal and monetary stimulus toward the end of the period, economic indicators remained mixed. On the positive side, the manufacturing sector saw new orders outpacing production increases, leading to order backlogs. Business capital expenditures rose in the second quarter with the largest quarter-over-quarter increase since the second quarter of 2000. And the University of Michigan index of consumer sentiment posted a slight improvement, reflecting improved expectations. Yet despite the recent decline in unemployment claims, the employment situation has remained a concern.

Performance Analysis

The Fund outperformed its benchmark, the S&P 500, by an impressive margin for the fiscal year ended July 31, 2003. This outperformance was driven primarily by stock selection. Sector allocation also contributed to relative performance. It should be noted, though, that because the Fund pursues a bottom-up strategy, sector and industry weights result primarily from the stock selection process.

Strong stock selection helped the Fund's performance across a range of sectors. Our investment in a pre-eminent lottery service provider benefited from the search by states to find alternate sources of revenue to compensate for decreasing federal subsidies. A number of the Fund's positions in retail and travel industries have performed well as these industries have seen a pick-up in business. Biotech holdings in the portfolio have also posted strong results, owing to successful product rollouts and encouraging trial data. In addition, the information technology picture seems to be improving in a number of areas. Our selection of companies with niche dominance and business momentum contributed positively during the period.

Underweightings to financials and telecommunications services detracted from the Fund's relative performance. Wireless telecommunications services performed better than any other industry within the S&P 500 for the fiscal year, and diversified financial companies posted impressive returns as well. Some of the Fund's food-related holdings also held back its performance. Food product companies were affected negatively by higher commodity costs, and a competitive promotional environment hindered packaged food companies.

On July 31, 2003 the Board of Trustees approved an Agreement and Plan of Reorganization by and between the Fund and Morgan Stanley Developing Growth

Securities Trust ("Developing Growth") pursuant to which substantially all of the assets of the Fund would be combined with those of Developing Growth and shareholders of the Fund would become shareholders of Developing Growth receiving shares of Developing Growth equal to the value of their holdings in the Fund. Each shareholder of the Fund will receive the Class of shares of Developing Growth that corresponds to the Class of shares of the Fund currently held by that shareholder. The Reorganization is subject to the approval of shareholders of the Fund at a special meeting of shareholders to be held on December 16, 2003. A proxy statement formally detailing the proposal, the reasons for the Trustees' action and information concerning Developing Growth will be distributed to shareholders of the Fund.

TOP 10 HOLDINGS
GTECH Holdings Corp.	2.5%
Varian Medical Systems, Inc.	2.2
Univision Communications, Inc.–CL A	2.0
Carnival Corp. (Panama)	1.8
Abercrombie & Fitch Co.–CL A	1.8
Hot Topic, Inc.	1.7
Stericycle, Inc.	1.6
Dollar Tree Stores, Inc.	1.6
Corporate Executive Board Co. (The)	1.5
SanDisk Corp.	1.5

TOP FIVE INDUSTRIES
Biotechnology	7.7%
Packaged Software	5.5
Other Consumer Services	5.2
Casino/Gaming	5.0
Apparel/Footwear Retail	4.9

Subject to change daily. All percentages are as a percentage of net assets. Provided for informational purposes only and should not be deemed as a recommendation to buy the securities mentioned. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

Investment Strategy

1.	The Fund invests in companies with products and services that in the opinion of the investment manager may be used by/appeal to young people. The Fund's portfolio is diversified among many different companies in a variety of industry groups.

2.	When selecting investments the Fund's managers emphasize individual security selection. Individual companies are chosen based on such factors as potential growth in earnings, quality of management and business prospects.

Annual Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents including shareholder reports, prospectuses and proxy materials to investors with the same last name and who reside at the same address. Your participation in this program will continue for an unlimited period of time, unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 350-6414, 8:00 am to 8:00 pm, ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Proxy Voting Policies and Procedures

A description of the Fund's policies and procedures with respect to the voting of proxies relating to the Fund's portfolio securities is available without charge, upon request, by calling (800) 869-NEWS. This information is also available on the Securities and Exchange Commission's website at http://www.sec.gov.

Performance Summary

Performance of a $10,000 Investment

Past performance is not predictive of future returns. Investment return and principal value will fluctuate. When you sell fund shares, they may be worth less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class C, and Class D shares will vary due to differences in sales charges and expenses.

Average Annual Total Returns — Period Ended July 31, 2003

	Class A Shares* (since 11/26/99)		Class B Shares** (since 11/26/99)		Class C Shares† (since 11/26/99)		Class D Shares†† (since 11/26/99)
Symbol	NGTAX		NGTBX		NGTCX		NGTDX
1 Year	23.06%	[3]	21.97%	[3]	21.97%	[3]	23.31%	[3]
	16.60	[4]	16.97	[4]	20.97	[4]
Since Inception	(10.97)	[3]	(11.67)	[3]	(11.67)	[3]	(10.78)	[3]
	(12.27)	[4]	(12.15)	[4]	(11.67)	[4]

Notes on Performance

(1)	The Standard and Poor's 500 Index (S&P 500®) is a broad-based index, the performance of which is based on the performance of 500 widely-held common stocks chosen for market size, liquidity and industry group representation. The Index does not include any expenses, sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.
(2)	The Lipper Mid-Cap Growth Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Mid-Cap Growth Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged. One cannot invest directly in an index. There are currently 30 funds represented in this Index.
(3)	Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(4)	Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.
*	The maximum front-end sales charge for Class A is 5.25%.
**	The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.
†	The maximum contingent deferred sales charge for Class C is 1.0% for shares redeemed within one year of purchase.
††	Class D has no sales charge.
‡	Closing value assuming a complete redemption on July 31, 2003.

Morgan Stanley Next Generation Trust

Portfolio of Investments July 31, 2003

NUMBER OF SHARES		VALUE
	Common Stocks (99.0%)
	Airlines (1.2%)
5,500	JetBlue Airways Corp.*	$250,580
	Apparel/Footwear (1.2%)
4,600	Coach, Inc.*	243,800
	Apparel/Footwear Retail (4.9%)
11,625	Abercrombie & Fitch Co. (Class A)*	373,046
7,800	Chico's FAS, Inc.*	211,770
12,125	Hot Topic, Inc.*	350,412
5,300	TJX Companies, Inc. (The)	103,085
		1,038,313
	Beverages: Non-Alcoholic (0.8%)
7,250	Cott Corp. (Canada)*	164,792
	Biotechnology (7.7%)
2,950	Amgen Inc.*	205,261
5,000	Amylin Pharmaceuticals, Inc.*	119,850
13,100	BioMarin Pharmaceutical, Inc.*	142,004
2,800	Celgene Corp.*	102,508
1,500	CV Therapeutics, Inc.*	53,535
2,500	Gen-Probe Inc.*	137,500
4,200	Genzyme Corp. (General Division)*	211,848
2,680	ICOS Corp.*	116,902
3,400	Ligand Pharmaceuticals, Inc. (Class B)*	43,622
2,500	Martek Biosciences Corp.*	121,302
4,850	MedImmune, Inc.*	190,071
7,725	NPS Pharmaceuticals, Inc.*	197,219
		1,641,622
	Broadcasting (4.4%)
800	Citadel Broadcasting Co.*	15,200
15,275	Radio One, Inc. (Class D)*	253,412
13,475	Univision Communications, Inc. (Class A)*	420,420
5,175	Westwood One, Inc.*	158,044
6,700	XM Satellite Radio Holdings, Inc. (Class A)*	92,125
		939,201
	Casino/Gaming (5.0%)
13,875	GTECH Holdings Corp.	$535,159
11,700	International Game Technology	297,765
3,900	Multimedia Games, Inc.*	87,945
5,000	Station Casinos, Inc.	145,000
		1,065,869
	Computer Communications (0.4%)
3,594	Emulex Corp.*	73,138
300	NETGEAR, Inc.*	5,301
		78,439
	Computer Peripherals (2.1%)
10,400	Network Appliance, Inc.*	166,192
5,200	Seagate Technology (Cayman Islands)	113,360
6,325	Storage Technology Corp.*	168,498
		448,050
	Computer Processing Hardware (0.9%)
5,725	Dell, Inc.*	192,818
	Containers/Packaging (1.1%)
5,050	Sealed Air Corp.*	241,036
	Data Processing Services (1.7%)
3,900	CheckFree Corp.*	104,949
4,175	Global Payments, Inc.	147,002
4,125	SunGard Data Systems, Inc.*	108,240
		360,191
	Discount Stores (2.5%)
11,450	Dollar General Corp.	210,680
8,975	Dollar Tree Stores, Inc.*	329,203
		539,883
	Electronic Components (3.2%)
3,500	OmniVision Technologies, Inc.*	142,065
4,814	QLogic Corp.*	202,910
5,725	SanDisk Corp.*	324,550
		669,525

See Notes to Financial Statements

Morgan Stanley Next Generation Trust

Portfolio of Investments July 31, 2003 continued

NUMBER OF SHARES		VALUE
	Electronic Production Equipment (2.4%)
5,000	Amkor Technology, Inc.*	$73,350
4,000	KLA-Tencor Corp.*	206,600
2,900	Lam Research Corp.*	63,104
2,500	Synopsys, Inc.*	156,275
		499,329
	Electronics/Appliances (1.0%)
2,525	Harman International Industries, Inc.	211,090
	Finance/Rental/Leasing (2.3%)
5,300	Doral Financial Corp. (Puerto Rico)	232,670
6,075	SLM Corp.	251,869
		484,539
	Financial Conglomerates (0.5%)
3,900	Brascan Corp. (Class A) (Canada)	96,330
	Financial Publishing/Services (1.8%)
10,300	Interactive Data Corp.*	172,113
4,200	Moody's Corp.	217,224
		389,337
	Food Retail (0.3%)
1,300	Whole Foods Market, Inc.*	66,269
	Food: Meat/Fish/Dairy (0.4%)
3,050	Dean Foods Co.*	91,286
	Food: Specialty/Candy (1.3%)
8,330	J & J Snack Foods Corp.*	282,220
	Gas Distributors (0.1%)
600	UGI Corp.	18,942
	Home Building (1.4%)
1,300	Lennar Corp. (Class A)	84,747
500	NVR, Inc.*	204,500
		289,247
	Home Furnishings (0.5%)
1,700	Mohawk Industries, Inc.*	114,597
	Hotels/Resorts/Cruiselines (1.8%)
11,300	Carnival Corp. (Panama)	387,703
	Industrial Machinery (0.3%)
1,500	Graco, Inc.	$54,675
	Industrial Specialties (0.5%)
4,000	Ecolab, Inc.	98,840
	Information Technology Services (0.2%)
2,300	Citrix Systems, Inc.*	41,745
	Internet Retail (0.5%)
2,440	InterActiveCorp*	98,747
	Internet Software/Services (1.7%)
9,900	BEA Systems, Inc.*	130,680
9,000	Siebel Systems, Inc.*	84,420
3,500	VeriSign, Inc.*	46,725
3,100	Yahoo! Inc.*	96,503
		358,328
	Investment Banks/Brokers (0.8%)
2,300	Legg Mason, Inc.	161,000
	Investment Managers (1.2%)
3,875	Affiliated Managers Group, Inc.*	253,502
	Managed Health Care (0.3%)
1,300	Mid Atlantic Medical Services, Inc.*	70,694
	Media Conglomerates (0.5%)
4,625	Disney (Walt) Co. (The)	101,380
	Medical Specialties (3.0%)
800	Bio-Rad Laboratories, Inc. (Class A)*	44,800
7,600	Varian Medical Systems, Inc.*	466,336
2,775	Zimmer Holdings, Inc.*	132,673
		643,809
	Miscellaneous Commercial Services (1.5%)
7,525	Corporate Executive Board Co. (The)*	326,736
	Motor Vehicles (0.5%)
2,400	Harley-Davidson, Inc.	112,512

See Notes to Financial Statements

Morgan Stanley Next Generation Trust

Portfolio of Investments July 31, 2003 continued

NUMBER OF SHARES		VALUE
	Movies/Entertainment (0.8%)
2,625	Pixar, Inc.*	$177,975
	Oil & Gas Production (0.9%)
7,925	Pioneer Natural Resources Co.*	190,200
	Oilfield Services/Equipment (1.0%)
5,600	BJ Services Co.*	191,800
800	Smith International, Inc.*	28,672
		220,472
	Other Consumer Services (5.2%)
1,525	Career Education Corp.*	127,185
7,600	DeVry, Inc.*	194,104
875	eBay, Inc.*	93,800
3,650	Education Management Corp.*	211,956
3,200	ITT Educational Services, Inc.*	125,536
1,500	Strayer Education, Inc.	126,705
5,000	Weight Watchers International, Inc.*	224,500
		1,103,786
	Other Metals/Minerals (0.5%)
2,400	Phelps Dodge Corp.*	101,256
	Packaged Software (5.5%)
5,350	Adobe Systems, Inc.	174,838
2,275	Hyperion Solutions Corp.*	62,176
3,800	Mercury Interactive Corp.*	149,568
10,000	Microsoft Corp.	264,000
11,800	Network Associates, Inc.*	133,340
400	Quest Software, Inc.*	3,540
4,850	Symantec Corp.*	226,835
5,100	VERITAS Software Corp.*	157,080
		1,171,377
	Personnel Services (0.5%)
3,700	Monster Worldwide, Inc.*	98,235
	Pharmaceuticals: Other (0.5%)
4,600	Endo Pharmaceuticals Holdings, Inc.*	71,622
602	Galen Holdings PLC (ADR) (United Kingdom)	24,513
		96,135
	Property – Casualty Insurers (0.6%)
325	White Mountains Insurance Group, Ltd. (Bermuda)	$123,338
	Publishing: Newspapers (0.9%)
3,325	Media General, Inc. (Class A)	191,786
	Recreational Products (3.0%)
2,775	Electronic Arts, Inc.*	233,100
7,525	Leapfrog Enterprises, Inc. (Class A)*	228,008
9,225	Mattel, Inc.	179,242
		640,350
	Restaurants (3.9%)
3,950	Krispy Kreme Doughnuts, Inc.*	172,457
3,800	Outback Steakhouse, Inc.	141,930
4,025	P.F. Chang's China Bistro, Inc.*	194,730
13,100	Sonic Corp.*	320,164
		829,281
	Semiconductors (4.5%)
25,100	Agere Systems, Inc. (Class A)*	70,531
10,300	Altera Corp.*	198,172
3,400	Broadcom Corp. (Class A)*	68,918
4,850	Integrated Circuit Systems, Inc.*	145,743
9,200	Intersil Corp. (Class A)*	226,872
2,100	Linear Technology Corp.	77,448
4,575	Marvell Technology Group, Ltd. (Bermuda)*	160,857
		948,541
	Services to the Health Industry (1.6%)
7,300	Stericycle, Inc.*	329,449
	Specialty Insurance (0.8%)
3,500	Radian Group, Inc.	163,835
	Specialty Stores (2.5%)
1,300	AutoZone, Inc.*	108,238
4,200	CarMax, Inc.*	149,100
2,475	Dick's Sporting Goods, Inc.*	94,050

See Notes to Financial Statements

Morgan Stanley Next Generation Trust

Portfolio of Investments July 31, 2003 continued

NUMBER OF SHARES		VALUE
2,650	Regis Corp.	$81,594
2,800	Tiffany & Co.	96,208
		529,190
	Specialty Telecommunications (3.6%)
16,000	American Tower Corp. (Class A)*	145,600
3,275	Commonwealth Telephone Enterprises, Inc.*	124,450
18,500	Crown Castle International Corp.*	183,150
12,050	IDT Corp. (Class B)*	217,744
2,100	NTL, Inc.*	87,801
		758,745
	Telecommunication Equipment (0.8%)
4,100	UTStarcom, Inc.*	174,537
	Total Common Stocks (Cost $17,795,741)	20,975,464

PRINCIPAL AMOUNT IN THOUSANDS		VALUE
	Short-Term Investment (2.3%) Repurchase Agreement
$493	Joint repurchase agreement account 1.11% due 08/01/03 (dated 07/31/03; proceeds $493,015) (a) (Cost $493,000)	$493,000

Total Investments (Cost $18,288,741) (b)	101.3%	21,468,464
Liabilities in Excess of Other Assets	(1.3)	(283,328)
Net Assets	100.0%	$21,185,136

ADR	American Depository Receipt.
*	Non-income producing security.
(a)	Collateralized by federal agency and U.S. Treasury obligations.
(b)	The aggregate cost for federal income tax purposes is $18,447,149. The aggregate gross unrealized appreciation is $3,291,668 and the aggregate gross unrealized depreciation is $270,353, resulting in net unrealized appreciation of $3,021,315.

See Notes to Financial Statements

Morgan Stanley Next Generation Trust

Financial Statements

Statement of Assets and Liabilities

July 31, 2003

Assets:
Investments in securities, at value (cost $18,288,741)	$21,468,464
Receivable for:
Investments sold	364,646
Shares of beneficial interest sold	52,663
Foreign withholding taxes reclaimed	5,913
Dividends	1,055
Prepaid expenses and other assets	7,992
Receivable from affiliate	118,948
Total Assets	22,019,681
Liabilities:
Payable for:
Investments purchased	693,943
Shares of beneficial interest redeemed	56,333
Distribution fee	16,268
Accrued expenses and other payables	68,001
Total Liabilities	834,545
Net Assets	$21,185,136
Composition of Net Assets:
Paid-in-capital	$42,459,303
Net unrealized appreciation	3,180,632
Accumulated net realized loss	(24,454,799)
Net Assets	$21,185,136
Class A Shares:
Net Assets	$1,468,741
Shares Outstanding (unlimited authorized, $.01 par value)	225,697
Net Asset Value Per Share	$6.51
Maximum Offering Price Per Share,
(net asset value plus 5.54% of net asset value)	$6.87
Class B Shares:
Net Assets	$16,477,498
Shares Outstanding (unlimited authorized, $.01 par value)	2,601,244
Net Asset Value Per Share	$6.33
Class C Shares:
Net Assets	$2,377,668
Shares Outstanding (unlimited authorized, $.01 par value)	375,367
Net Asset Value Per Share	$6.33
Class D Shares:
Net Assets	$861,229
Shares Outstanding (unlimited authorized, $.01 par value)	131,359
Net Asset Value Per Share	$6.56

Statement of Operations

For the year ended July 31, 2003

Net Investment Loss:
Income
Dividends	$92,889
Interest	6,184
Total Income	99,073
Expenses
Transfer agent fees and expenses	147,882
Distribution fee (Class A shares)	3,134
Distribution fee (Class B shares)	145,140
Distribution fee (Class C shares)	21,579
Investment management fee	141,126
Professional fees	45,801
Shareholder reports and notices	32,278
Custodian fees	18,824
Trustees' fees and expenses	12,298
Other	16,356
Total Expenses	584,418
Less: amounts waived/reimbursed	(414,565)
Net Expenses	169,853
Net Investment Loss	(70,780)
Net Realized and Unrealized Gain (Loss):
Net realized loss	(360,045)
Net change in unrealized depreciation	4,170,147
Net Gain	3,810,102
Net Increase	$3,739,322

See Notes to Financial Statements

Morgan Stanley Next Generation Trust

Financial Statements continued

Statement of Changes in Net Assets

	FOR THE YEAR ENDED JULY 31, 2003	FOR THE YEAR ENDED JULY 31, 2002
Increase (Decrease) in Net Assets:
Operations:
Net investment loss	$(70,780)	$(573,390)
Net realized loss	(360,045)	(4,809,639)
Net change in unrealized depreciation	4,170,147	(544,751)
Net Increase (Decrease)	3,739,322	(5,927,780)
Net decrease from transactions in shares of beneficial interest	(4,243,773)	(7,882,826)
Net Decrease	(504,451)	(13,810,606)
Net Assets:
Beginning of period	21,689,587	35,500,193
End of Period (Including accumulated net investment losses of $0 and $480, respectively)	$21,185,136	$21,689,587

See Notes to Financial Statements

Morgan Stanley Next Generation Trust

Notes to Financial Statements July 31, 2003

1.   Organization and Accounting Policies

Morgan Stanley Next Generation Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is long-term growth of capital. The Fund seeks to achieve its objective by investing primarily in common stocks of companies which manufacture products or provide services for children, teenagers and/or young adults. The Fund was organized as a Massachusetts business trust on July 8, 1999 and commenced operations on November 26, 1999.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The following is a summary of significant accounting policies:

A. Valuation of Investments — (1) an equity portfolio security listed or traded on the New York or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other equity portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available or Morgan Stanley Investment Advisors Inc. (the "Investment Manager") determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Trustees; and (7) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B.   Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified

Morgan Stanley Next Generation Trust

Notes to Financial Statements July 31, 2003 continued

cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C.   Repurchase Agreements — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D.   Multiple Class Allocations — Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E.   Foreign Currency Translation and Forward Foreign Currency Contracts — The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts ("forward contracts") are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are recorded as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. Federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities. Forward contracts are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are recorded as unrealized foreign currency gain or loss. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

F.   Federal Income Tax Policy — It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

G.   Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

H.   Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

Morgan Stanley Next Generation Trust

Notes to Financial Statements July 31, 2003 continued

2.   Investment Management Agreement

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the annual rate of 0.75% to the net assets of the Fund determined as of the close of each business day.

For the year ended July 31, 2003 and through December 31, 2003, or until the Fund attains $50 million of net assets, whichever occurs first, the Investment Manager has agreed to waive its fee and assume all operating expenses (except for distribution fees). At July 31, 2003 included in the Statement of Assets and Liabilities are receivables from an affiliate, which represent expense reimbursements due to the Fund.

3.   Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A – up to 0.25% of the average daily net assets of Class A; (ii) Class B – 1.0% of the average daily net assets of Class B; and (iii) Class C – up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $6,001,229 at July 31, 2003.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the year ended July 31, 2003, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.24% and 1.0%, respectively.

The Distributor has informed the Fund that for the year ended July 31, 2003, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of $52,975 and $124, respectively and received $3,113 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

Morgan Stanley Next Generation Trust

Notes to Financial Statements July 31, 2003 continued

4.   Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended July 31, 2003 aggregated $32,302,091 and $36,348,021, respectively. Included in the aforementioned are purchases and sales with other Morgan Stanley funds of $42,998 and $158,858, respectively, including a net realized gain of $13,012.

For the year ended July 31, 2003, the Fund incurred brokerage commissions of $6,343, with Morgan Stanley & Co., Inc., an affiliate of the Investment Manager and Distributor, for portfolio transactions executed on behalf of the Fund.

Morgan Stanley Trust, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At July 31, 2003, the Fund had transfer agent fees and expenses payable of approximately $12,700.

At July 31, 2003, Morgan Stanley Fund of Funds — Domestic Portfolio, an affiliate of the Investment Manager and Distributor, held 117,317 Class D shares of beneficial interest of the Fund.

5.   Purposes of and Risks Relating to Certain Financial Instuments

The Fund may enter into forward contracts to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

Forward contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

At July 31, 2003, there were no outstanding forward contracts.

6.   Fund Merger

On July 31, 2003, the Trustees of Morgan Stanley Developing Growth Securities Trust ("Developing Growth") and the Fund approved a Plan of Reorganization whereby the Fund would be merged into Developing Growth. The Plan of Reorganization is subject to the consent of the Fund's shareholders at a special meeting scheduled to be held on December 16, 2003. If approved, the assets of Developing Growth would be combined with the assets of the Fund and shareholders of the Fund would become shareholders of Developing Growth, receiving shares of the corresponding class of Developing Growth equal to the value of their holdings in the Fund.

Morgan Stanley Next Generation Trust

Notes to Financial Statements July 31, 2003 continued

7.   Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

	FOR THE YEAR ENDED JULY 31, 2003		FOR THE YEAR ENDED JULY 31, 2002
	SHARES	AMOUNT	SHARES	AMOUNT
CLASS A SHARES
Sold	16,702	$90,073	51,304	$318,323
Redeemed	(45,279)	(242,058)	(100,753)	(622,944)
Net decrease – Class A	(28,577)	(151,985)	(49,449)	(304,621)
CLASS B SHARES
Sold	375,941	2,040,227	1,213,071	6,815,292
Redeemed	(807,711)	(4,194,644)	(2,192,466)	(12,557,346)
Net decrease – Class B	(431,770)	(2,154,417)	(979,395)	(5,742,054)
CLASS C SHARES
Sold	37,323	202,124	32,577	195,830
Redeemed	(116,309)	(616,289)	(131,005)	(779,248)
Net decrease – Class C	(78,986)	(414,165)	(98,428)	(583,418)
CLASS D SHARES
Sold	8,831	50,650	304,912	1,728,680
Redeemed	(300,389)	(1,573,856)	(469,467)	(2,981,413)
Net decrease – Class D	(291,558)	(1,523,206)	(164,555)	(1,252,733)
Net decrease in Fund	(830,891)	$(4,243,773)	(1,291,827)	$(7,882,826)

Morgan Stanley Next Generation Trust

Notes to Financial Statements July 31, 2003 continued

8.   Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

As of July 31, 2003, the tax-basis components of accumulated losses were as follows:

Net accumulated earnings	—
Capital loss carryforward*	$(24,296,391)
Net unrealized appreciation	3,022,224
Total accumulated losses	$(21,274,167)

*As of July 31, 2003, the Fund had a net capital loss carryforward of $24,296,391 of which $7,489,551 will expire on July 31, 2009, $15,519,723 will expire on July 31, 2010 and $1,287,117 will expire on July 31, 2011 to offset future capital gains to the extent provided by regulations.

As of July 31, 2003, the Fund had temporary book/tax differences attributable to capital loss deferrals on wash sales and permanent book/tax differences primarily attributable to a sale of a partnership investment and a net operating loss. To reflect reclassifications arising from the permanent differences, paid-in-capital was charged $128,578, accumulated net realized loss was credited $57,318 and accumulated net investment loss was credited $71,260.

Morgan Stanley Next Generation Trust

Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

	FOR THE YEAR ENDED JULY 31,					FOR THE PERIOD NOVEMBER 26, 1999* THROUGH JULY 31, 2000
	2003		2002		2001
Class A Shares
Selected Per Share Data:
Net asset value, beginning of period	$5.29		$6.57		$9.10	$10.00
Income (loss) from investment operations:
Net investment income (loss)‡	0.02		(0.08)		(0.11)	(0.05)
Net realized and unrealized gain (loss)	1.20		(1.20)		(2.42)	(0.83)
Total income (loss) from investment operations	1.22		(1.28)		(2.53)	(0.88)
Less dividends from net investment income	—		—		—	(0.02)
Net asset value, end of period	$6.51		$5.29		$6.57	$9.10
Total Return†	23.06%		(19.48)%		(27.80)%	(8.83)	% (1)
Ratios to Average Net Assets(3):
Expenses	0.24	% (4)	1.76	%(4)	1.97%	1.70	%(2)
Net investment income (loss)	0.29	% (4)	(1.36)	% (4)	(1.37)%	(0.75)	% (2)
Supplemental Data:
Net assets, end of period, in thousands	$1,469		$1,345		$1,995	$3,506
Portfolio turnover rate	174%		166%		278%	40	%(1)

*	Commencement of operations.
‡	The per share amounts were computed using an average number of shares outstanding during the period.
†	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)	Not annualized.
(2)	Annualized.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(4)	If the Fund had borne all of its expenses that were reimbursed or waived by the Investment Manager, the annualized expense and net investment loss ratios would have been as follows:

PERIOD ENDED:	EXPENSE RATIO	NET INVESTMENT LOSS RATIO
July 31, 2003	2.44%	(1.92)%
July 31, 2002	2.32%	(1.92)%

See Notes to Financial Statements

Morgan Stanley Next Generation Trust

Financial Highlights continued

	FOR THE YEAR ENDED JULY 31,					FOR THE PERIOD NOVEMBER 26, 1999* THROUGH JULY 31, 2000
	2003		2002		2001
Class B Shares
Selected Per Share Data:
Net asset value, beginning of period	$5.19		$6.49		$9.06	$10.00
Income (loss) from investment operations:
Net investment loss‡	(0.03)		(0.13)		(0.16)	(0.10)
Net realized and unrealized gain (loss)	1.17		(1.17)		(2.41)	(0.83)
Total income (loss) from investment operations	1.14		(1.30)		(2.57)	(0.93)
Less dividends from net investment income	—		—		—	(0.01)
Net asset value, end of period	$6.33		$5.19		$6.49	$9.06
Total Return†	21.97%		(20.03)%		(28.37)%	(9.30)	% (1)
Ratios to Average Net Assets(3):
Expenses	1.00	%(4)	2.52	%(4)	2.73%	2.45	%(2)
Net investment loss	(0.47)	% (4)	(2.12)	% (4)	(2.13)%	(1.50)	% (2)
Supplemental Data:
Net assets, end of period, in thousands	$16,477		$15,739		$26,045	$50,633
Portfolio turnover rate	174%		166%		278%	40	%(1)

*	Commencement of operations.
‡	The per share amounts were computed using an average number of shares outstanding during the period.
†	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)	Not annualized.
(2)	Annualized.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(4)	If the Fund had borne all of its expenses that were reimbursed or waived by the Investment Manager, the annualized expense and net investment loss ratios would have been as follows:

PERIOD ENDED:	EXPENSE RATIO	NET INVESTMENT LOSS RATIO
July 31, 2003	3.20%	(2.68)%
July 31, 2002	3.08%	(2.68)%

See Notes to Financial Statements

Morgan Stanley Next Generation Trust

Financial Highlights continued

	FOR THE YEAR ENDED JULY 31,					FOR THE PERIOD NOVEMBER 26, 1999* THROUGH JULY 31, 2000
	2003		2002		2001
Class C Shares
Selected Per Share Data:
Net asset value, beginning of period	$5.19		$6.49		$9.06	$10.00
Income (loss) from investment operations:
Net investment loss‡	(0.03)		(0.12)		(0.16)	(0.10)
Net realized and unrealized gain (loss)	1.17		(1.18)		(2.41)	(0.83)
Total income (loss) from investment operations	1.14		(1.30)		(2.57)	(0.93)
Less dividends from net investment income	—		—		—	(0.01)
Net asset value, end of period	$6.33		$5.19		$6.49	$9.06
Total Return†	21.97%		(20.03)%		(28.37)%	(9.30)	% (1)
Ratios to Average Net Assets(3):
Expenses	1.00	%(4)	2.49	%(4)	2.73%	2.45	%(2)
Net investment loss	(0.47)	% (4)	(2.09)	% (4)	(2.13)%	(1.50)	% (2)
Supplemental Data:
Net assets, end of period, in thousands	$2,378		$2,357		$3,588	$6,722
Portfolio turnover rate	174%		166%		278%	40	%(1)

*	Commencement of operations.
‡	The per share amounts were computed using an average number of shares outstanding during the period.
†	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)	Not annualized.
(2)	Annualized.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(4)	If the Fund had borne all of its expenses that were reimbursed or waived by the Investment Manager, the annualized expense and net investment loss ratios would have been as follows:

PERIOD ENDED:	EXPENSE RATIO	NET INVESTMENT LOSS RATIO
July 31, 2003	3.20%	(2.68)%
July 31, 2002	3.05%	(2.65)%

See Notes to Financial Statements

Morgan Stanley Next Generation Trust

Financial Highlights continued

	FOR THE YEAR ENDED JULY 31,					FOR THE PERIOD NOVEMBER 26, 1999* THROUGH JULY 31, 2000
	2003		2002		2001
Class D Shares
Selected Per Share Data:
Net asset value, beginning of period	$5.32		$6.59		$9.11	$10.00
Income (loss) from investment operations:
Net investment income (loss) ‡	0.03		(0.08)		(0.10)	(0.04)
Net realized and unrealized gain (loss)	1.21		(1.19)		(2.42)	(0.83)
Total income (loss) from investment operations	1.24		(1.27)		(2.52)	(0.87)
Less dividends from net investment income	—		—		—	(0.02)
Net asset value, end of period	$6.56		$5.32		$6.59	$9.11
Total Return†	23.31%		(19.27)%		(27.66)%	(8.71)	% (1)
Ratios to Average Net Assets(3):
Expenses	0.00	%(4)	1.52	%(4)	1.73%	1.45	%(2)
Net investment income (loss)	0.53	%(4)	(1.12)	% (4)	(1.13)%	(0.50)	% (2)
Supplemental Data:
Net assets, end of period, in thousands	$861		$2,248		$3,872	$23
Portfolio turnover rate	174%		166%		278%	40	%(1)

*	Commencement of operations.
‡	The per share amounts were computed using an average number of shares outstanding during the period.
†	Calculated based on the net asset value as of the last business day of the period.
(1)	Not annualized.
(2)	Annualized.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(4)	If the Fund had borne all of its expenses that were reimbursed or waived by the Investment Manager, the annualized expense and net investment loss ratios would have been as follows:

PERIOD ENDED:	EXPENSE RATIO	NET INVESTMENT LOSS RATIO
July 31, 2003	2.20%	(1.68)%
July 31, 2002	2.08%	(1.68)%

See Notes to Financial Statements

Morgan Stanley Next Generation Trust

Independent Auditors' Report

To the Shareholders and Board of Trustees of
Morgan Stanley Next Generation Trust:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley Next Generation Trust (the "Fund"), including the portfolio of investments, as of July 31, 2003, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2003, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley Next Generation Trust as of July 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
New York, New York
September 5, 2003

Morgan Stanley Next Generation Trust

Trustee and Officer Information

Independent Trustees:

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years**	Number of Portfolios in Fund Complex Overseen by Trustee***	Other Directorships Held by Trustee
Michael Bozic (62) c/o Mayer, Brown, Rowe & Maw LLP Counsel to the Independent Directors 1675 Broadway New York, NY	Trustee	Since April 1994	Retired; Director or Trustee of the Retail Funds and TCW/DW Term Trust 2003 (since April 1994) and the Institutional Funds (since July 2003); formerly Vice Chairman of Kmart Corporation (December 1998-October 2000), Chairman and Chief Executive Officer of Levitz Furniture Corporation (November 1995-November 1998) and President and Chief Executive Officer of Hills Department Stores (May 1991-July 1995); formerly variously Chairman, Chief Executive Officer, President and Chief Operating Officer (1987-1991) of the Sears Merchandise Group of Sears, Roebuck & Co.	216	Director of Weirton Steel Corporation.
Edwin J. Garn (70) c/o Summit Ventures LLC 1 Utah Center 201 S. Main Street Salt Lake City, UT	Trustee	Since January 1993	Director or Trustee of the Retail Funds and TCW/DW Term Trust 2003 (since January 1993) and the Institutional Funds (since July 2003); member of the Utah Regional Advisory Board of Pacific Corp.; formerly United States Senator (R-Utah) (1974-1992) and Chairman, Senate Banking Committee (1980-1986), Mayor of Salt Lake City, Utah (1971-1974), Astronaut, Space Shuttle Discovery (April 12-19, 1985), and Vice Chairman, Huntsman Corporation (chemical company).	216	Director of Franklin Covey (time management systems), BMW Bank of North America, Inc. (industrial loan corporation), United Space Alliance (joint venture between Lockheed Martin and the Boeing Company) and Nuskin Asia Pacific (multilevel marketing); member of the board of various civic and charitable organizations.

Wayne E. Hedien (69) c/o Mayer, Brown, Rowe & Maw LLP Counsel to the Independent Directors 1675 Broadway New York, NY	Trustee	Since September 1997	Retired; Director or Trustee of the Retail Funds and TCW/DW Term Trust 2003; (Since September 1997) and the Institutional Funds (since July 2003); formerly associated with the Allstate Companies (1966-1994), most recently as Chairman of The Allstate Corporation (March 1993-December 1994) and Chairman and Chief Executive Officer of its wholly-owned subsidiary, Allstate Insurance Company (July 1989-December 1994).	216	Director of The PMI Group Inc. (private mortgage insurance); Trustee and Vice Chairman of The Field Museum of Natural History; director of various other business and charitable organizations.

Morgan Stanley Next Generation Trust

Trustee and Officer Information continued

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years**	Number of Portfolios in Fund Complex Overseen by Trustee***	Other Directorships Held by Trustee
Dr. Manuel H. Johnson (54) c/o Johnson Smick International, Inc. 2099 Pennsylvania Avenue, N.W. Suite 950 Washington, D.C.	Trustee	Since July 1991	Chairman of the Audit Committee and Director or Trustee of the Retail Funds and TCW/DW Term Trust 2003 (since July 1991) and the Institutional Funds (since July 2003); Senior Partner, Johnson Smick International, Inc., a consulting firm; Co-Chairman and a founder of the Group of Seven Council (G7C), an international economic commission; formerly Vice Chairman of the Board of Governors of the Federal Reserve System and Assistant Secretary of the U.S. Treasury.	216	Director of NVR, Inc. (home construction); Chairman and Trustee of the Financial Accounting Foundation (oversight organization of the Financial Accounting Standards Board); Director of RBS Greenwich Capital Holdings (financial holding company).

Joseph J. Kearns (60) PMB754 23852 Pacific Coast Highway Malibu, CA	Trustee	Since July 2003	Deputy Chairman of the Audit Committee and Director or Trustee of the Retail Funds and TCW/DW Term Trust 2003 (since July 2003) and the Institutional Funds (since August 1994); previously Chairman of the Audit Committee of the Institutional Funds (October 2001-July 2003); President, Kearns & Associates LLC (investment consulting); formerly CFO of the J. Paul Getty Trust.	217	Director of Electro Rent Corporation (equipment leasing), The Ford Family Foundation, and the UCLA Foundation.
Michael E. Nugent (67) c/o Triumph Capital, L.P. 445 Park Avenue New York, NY	Trustee	Since July 1991	Chairman of the Insurance Committee and Director or Trustee of the Retail Funds and TCW/DW Term Trust 2003 (since July 1991) and the Institutional Funds (since July 2001); General Partner of Triumph Capital, L.P., a private investment partnership; formerly Vice President, Bankers Trust Company and BT Capital Corporation (1984-1988).	216	Director of various business organizations.
Fergus Reid (70) 85 Charles Colman Blvd. Pawling, NY	Trustee	Since July 2003	Chairman of the Governance Committee and Director or Trustee of the Retail Funds and TCW/DW Term Trust 2003 (since July 2003) and the Institutional Funds (since June 1992); Chairman of Lumelite Plastics Corporation.	217	Trustee and Director of certain investment companies in the JPMorgan Funds complex managed by JP Morgan Investment Management Inc.

Morgan Stanley Next Generation Trust

Trustee and Officer Information continued

Interested Trustees:

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years**	Number of Portfolios in Fund Complex Overseen by Trustee***	Other Directorships Held by Trustee
Charles A. Fiumefreddo (70) c/o Morgan Stanley Trust Harborside Financial Center, Plaza Two, Jersey City, NJ	Chairman of the Board and Trustee	Since July 1991	Chairman and Director or Trustee of the Retail Funds and TCW/DW Term Trust 2003 (since July 1991) and the Institutional Funds (since July 2003); formerly Chief Executive Officer of the Retail Funds and the TCW/DW Term Trust 2003 (until September 2002).	216	None
James F. Higgins (55) c/o Morgan Stanley Trust Harborside Financial Center, Plaza Two, Jersey City, NJ	Trustee	Since June 2000	Director or Trustee of the Retail Funds and TCW/DW Term Trust 2003 (since June 2000) and the Institutional Funds (since July 2003); Senior Advisor of Morgan Stanley (since August 2000); Director of the Distributor and Dean Witter Realty Inc.; previously President and Chief Operating Officer of the Private Client Group of Morgan Stanley (May 1999-August 2000), and President and Chief Operating Officer of Individual Securities of Morgan Stanley (February 1997-May 1999).	216	Director of AXA Financial, Inc. and The Equitable Life Assurance Society of the United States (financial services).
Philip J. Purcell (59) 1585 Broadway New York, NY	Trustee	Since April 1994	Director or Trustee of the Retail Funds and TCW/DW Term Trust 2003 (since April 1994) and the Institutional Funds (since July 2003); Chairman of the Board of Directors and Chief Executive Officer of Morgan Stanley and Morgan Stanley DW Inc.; Director of the Distributor; Chairman of the Board of Directors and Chief Executive Officer of Novus Credit Services Inc.; Director and/or officer of various Morgan Stanley subsidiaries.	216	Director of American Airlines, Inc. and its parent company, AMR Corporation.

*	This is the earliest date the Trustee began serving the funds advised by Morgan Stanley Investment Advisors Inc. (the "Investment Manager") (the "Retail Funds").
**	The dates referenced below indicating commencement of services as Director/Trustee for the Retail Funds and the funds advised by Morgan Stanley Investment Management Inc., Morgan Stanley Investments LP and Morgan Stanley AIP GP LP (the "Institutional Funds") reflect the earliest date the Director/Trustee began serving the Retail or Institutional Funds as applicable.
***	The Fund Complex includes all open-end and closed-end funds (including all of their portfolios) advised by the Investment Manager and any funds that have an investment advisor that is an affiliated person of the Investment Manager (including but not limited to Morgan Stanley Investment Management Inc. and Morgan Stanley Investments LP).

Morgan Stanley Next Generation Trust

Trustee and Officer Information continued

Officers:

Name, Age and Address of Executive Officer	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years**
Mitchell M. Merin (49) 1221 Avenue of the Americas New York, NY	President	Since May 1999	President and Chief Operating Officer of Morgan Stanley Investment Management Inc.; President, Director and Chief Executive Officer of the Investment Manager and Morgan Stanley Services; Chairman, Chief Executive Officer and Director of the Distributor; Chairman and Director of the Transfer Agent; Director of various Morgan Stanley subsidiaries; President Morgan Stanley Investments LP (since February 2003); President of the Institutional Funds (since July 2003) and President of the Retail Funds and TCW/DW Term Trust 2003 (since May 1999); Trustee (since July 2003) and President (since December 2002) of the Van Kampen Closed-End Funds; Trustee (since May 1999) and President (since October 2002) of the Van Kampen Open-End Funds.
Ronald E. Robison (64) 1221 Avenue of the Americas New York, NY	Executive Vice President and Principal Executive Officer	Since April 2003	Chief Global Operations Officer and Managing Director of Morgan Stanley Investment Management Inc.; Managing Director of Morgan Stanley & Co. Incorporated; Managing Director of Morgan Stanley; Managing Director, Chief Administrative Officer and Director of the Investment Manager and Morgan Stanley Services; Chief Executive Officer and Director of the Transfer Agent; Executive Vice President and Principal Executive Officer of the Institutional Funds (since July 2003); and the TCW/DW Term Trust 2003 (since April 2003); previously President of the Institutional Funds (March 2001-July 2003) and Director of the Institutional Funds (March 2001-July 2003).
Barry Fink (48) 1221 Avenue of the Americas New York, NY	Vice President and General Counsel	Since February 1997	General Counsel (since May 2000) and Managing Director (since December 2000) of Morgan Stanley Investment Management; Managing Director (since December 2000), Secretary (since February 1997) and Director (since July 1998) of the Investment Manager and Morgan Stanley Services; Assistant Secretary of Morgan Stanley DW; Chief Legal Officer of Morgan Stanley Investments LP (since July 2002); Vice President of the Institutional Funds (since July 2003); Vice President and Secretary of the Distributor; previously Secretary of the Retail Funds (February 1997-July 2003); previously Vice President and Assistant General Counsel of the Investment Manager and Morgan Stanley Services (February 1997-December 2001).
Joseph J. McAlinden (60) 1221 Avenue of the Americas New York, NY	Vice President	Since July 1995	Managing Director and Chief Investment Officer of the Investment Manager, Morgan Stanley Investment Management Inc. and Morgan Stanley Investments LP; Director of the Transfer Agent, Chief Investment Officer of the Van Kampen Funds; Vice President of the Institutional Funds (since July 2003) and the Retail Funds (since July 1995).
Stefanie V. Chang (36) 1221 Avenue of the Americas New York, NY	Vice President	Since July 2003	Executive Director of Morgan Stanley & Co. and Morgan Stanley Investment Management Inc. and Vice President of the Institutional Funds (since December 1997) and the Retail Funds (since July 2003); formerly practiced law with the New York law firm of Rogers & Wells (now Clifford Chance LLP).

Morgan Stanley Next Generation Trust

Trustee and Officer Information continued

Name, Age and Address of Executive Officer	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years**
Francis Smith (37) c/o Morgan Stanley Trust Harborside Financial Center, Plaza Two, Jersey City, NJ	Treasurer and Chief Financial Officer	Treasurer since July 2003 and Chief Financial Officer since September 2002	Executive Director of the Investment Manager and Morgan Stanley Services (since December 2001); previously Vice President of the Retail Funds (September 2002-July 2003); previously Vice President of the Investment Manager and Morgan Stanley Services (August 2000-November 2001) and Senior Manager at PricewaterhouseCoopers LLP (January 1998-August 2000).
Thomas F. Caloia (57) c/o Morgan Stanley Trust Harborside Financial Center, Plaza Two, Jersey City, NJ	Vice President	Since July 2003	Executive Director (since December 2002) and Assistant Treasurer of the Investment Manager, the Distributor and Morgan Stanley Services; previously Treasurer of the Retail Funds (April 1989-July 2003); formerly First Vice President of the Investment Manager, the Distributor and Morgan Stanley Services.

Mary E. Mullin (36) 1221 Avenue of the Americas New York, NY	Secretary	Since July 2003	Vice President of Morgan Stanley & Co. Incorporated and Morgan Stanley Investment Management Inc.; Secretary of the Institutional Funds (since June 1999) and the Retail Funds (since July 2003); formerly practiced law with the New York law firms of McDermott, Will & Emery and Skadden, Arps, Slate, Meagher & Flom LLP.

*	This is the earliest date the Officer began serving the Retail Funds. Each Officer serves an indefinite term, until his or her successor is elected.
**	The dates referenced below indicating commencement of service as an Officer for the Retail and Institutional Funds reflect the earliest date the Officer began serving the Retail or Institutional Funds as applicable.

Trustees

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Philip J. Purcell
Fergus Reid

Officers

Charles A. Fiumefreddo
Chairman of the Board

Mitchell M. Merin
President

Ronald E. Robison
Executive Vice President and Principal Executive Officer

Barry Fink
Vice President and General Counsel

Joseph J. McAlinden
Vice President

Stefanie V. Chang
Vice President

Francis Smith
Treasurer and Chief Financial Officer

Thomas F. Caloia
Vice President

Mary E. Mullin
Secretary

Transfer Agent

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

Independent Auditors

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

Investment Manager

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD.

© 2003 Morgan Stanley

36181RPT-12074H03-AP-08/03
Morgan Stanley Next Generation Trust Annual Report July 31, 2003

Item 2.  Code of Ethics.

(a)  The Fund has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Fund or a third party.

(b)  No information need be disclosed pursuant to this paragraph.

(c)  Not applicable.

(d)  Not applicable.

(e)  Not applicable.

(f)

     (1)  The Fund's Code of Ethics is attached hereto as Exhibit A.

     (2)  Not applicable.

     (3)  Not applicable.

Item 3. Audit Committee Financial Expert.

The Fund's Board of Trustees has determined that it has two "audit committee financial experts" serving on its audit committee, each of whom are
"independent" Trustees: Dr. Manuel H. Johnson and Joseph J. Kearns. Under
applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services

Applicable only for reports covering fiscal years ending on or after December
15, 2003.

Item 5. Audit Committee of Listed Registrants.

Applicable only for reports covering periods ending on or after the earlier of
(i) the first annual shareholder meeting after January 15, 2004 or (ii) October
31, 2004.

Item 6. [Reserved.]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End
Management Investment Companies.

Applicable only to annual reports filed by closed-end funds.

Item 8. [Reserved.]

Item 9 - Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

     There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year
(the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

                                       2

Item 10 Exhibits

(a) The Code of Ethics for Principal Executive and Senior Financial Officers is
attached hereto.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Next Generation Trust

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
September 22, 2003

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
September 22, 2003

/s/ Francis Smith
Francis Smith
Principal Financial Officer
September 22, 2003

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Next Generation Trust

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
December 8, 2003

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
December 8, 2003

/s/ Francis Smith
Francis Smith
Principal Financial Officer
December 8, 2003

                                       3

                                                                    EXHIBIT 10 A

           CODE OF ETHICS FOR PRINCIPAL EXECUTIVE AND SENIOR FINANCIAL
           -----------------------------------------------------------
                                    OFFICERS
                                    --------
                              ADOPTED JULY 31, 2003
                              ---------------------

I.   This Code of Ethics (the "Code") for the investment companies within the
     Morgan Stanley complex identified in Exhibit A (collectively, "Funds" and each, a "Fund") applies to each Fund's Principal Executive Officer,
     President, Principal Financial Officer and Treasurer (or persons performing similar functions) ("Covered Officers" each of whom are set forth in
     Exhibit B) for the purpose of promoting:

     o   honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships.

     o   full, fair, accurate, timely and understandable disclosure in reports and documents that a company files with, or submits to, the Securities and Exchange Commission ("SEC") and in other public communications made by the Fund;

     o   compliance with applicable laws and governmental rules and regulations;

     o   prompt internal reporting of violations of the Code to an appropriate person or persons identified in the Code; and

     o   accountability for adherence to the Code.

         Each Covered Officer should adhere to a high standard of business ethics and should be sensitive to situations that may give rise to actual as well as apparent conflicts of interest. Any question about the application of the Code should be referred to the General Counsel or his/her designee (who is set forth in Exhibit C).

                                       4

II.  COVERED OFFICERS SHOULD HANDLE ETHICALLY ACTUAL AND APPARENT CONFLICTS OF
     INTEREST

     OVERVIEW. A "conflict of interest" occurs when a Covered Officer's private interest interferes, or appears to interfere, with the interests of, or his service to, the Fund. For example, a conflict of interest would arise if a
Covered Officer, or a member of his family, receives improper personal benefits as a result of his position with the Fund.

     Certain conflicts of interest arise out of the relationships between
Covered Officers and the Fund and already are subject to conflict of interest provisions in the Investment Company Act of 1940 ("Investment Company Act") and
the Investment Advisers Act of 1940 ("Investment Advisers Act"). For example,
Covered Officers may not individually engage in certain transactions (such as the purchase or sale of securities or other property) with the Fund because of their status as "affiliated persons" (as defined in the Investment Company Act)
of the Fund. The Fund's and its investment adviser's compliance programs and procedures are designed to prevent, or identify and correct, violations of these provisions. This Code does not, and is not intended to, repeat or replace these programs and procedures, and such conflicts fall outside the parameters of this
Code, unless or until the General Counsel determines that any violation of such programs and procedures is also a violation of this Code.

     Although typically not presenting an opportunity for improper personal benefit, conflicts may arise from, or as a result of, the contractual relationship between the Fund and its investment adviser of which the Covered
Officers are also officers or employees. As a result, this Code recognizes that the Covered Officers will, in the normal course of their duties (whether formally for the Fund or for the investment adviser, or for both), be involved in establishing policies and implementing decisions that will have different effects on the Fund and its investment adviser. The participation of the Covered
Officers in such activities is inherent in the contractual relationship between the Fund and the investment adviser and is consistent with the performance by the Covered Officers of their duties as officers of the Fund. Thus, if performed in conformity with the provisions of the Investment Company Act and the
Investment Advisers Act, such activities will be deemed to have been handled ethically. In addition, it is recognized by the Funds' Boards of Trustees
("Boards") that the Covered Officers may also be officers or employees of one or more other investment companies covered by this or other codes.

     Other conflicts of interest are covered by the Code, even if such conflicts of interest are not subject to provisions in the Investment Company Act and the
Investment Advisers Act. The following list provides examples of conflicts of interest under the Code, but Covered Officers should keep in mind that these examples are not exhaustive. The overarching principle is that the personal interest of a Covered Officer should not be placed improperly before the interest of the Fund.

     Each Covered Officer must not:

     o   use his personal influence or personal relationships improperly to influence investment decisions or financial reporting by the Fund whereby

                                       5

         the Covered Officer would benefit personally (directly or indirectly)
         to the detriment of the Fund;

     o   cause the Fund to take action, or fail to take action, for the individual personal benefit of the Covered Officer rather than the benefit of the Fund; or

     o   use material non-public knowledge of portfolio transactions made or contemplated for, or actions proposed to be taken by, the Fund to trade personally or cause others to trade personally in contemplation of the market effect of such transactions.

     Each Covered Officer must, at the time of signing this Code, report to the
General Counsel all affiliations or significant business relationships outside the Morgan Stanley complex and must update the report annually.

     Conflict of interest situations should always be approved by the General
Counsel and communicated to the relevant Fund or Fund's Board. Any activity or relationship that would present such a conflict for a Covered Officer would likely also present a conflict for the Covered Officer if an immediate member of the Covered Officer's family living in the same household engages in such an activity or has such a relationship. Examples of these include:

     o   service or significant business relationships as a director on the board of any public or private company;

     o   accepting directly or indirectly, anything of value, including gifts and gratuities in excess of $100 per year from any person or entity with which the Fund has current or prospective business dealings, not including occasional meals or tickets for theatre or sporting events or other similar entertainment; provided it is business-related, reasonable in cost, appropriate as to time and place, and not so frequent as to raise any question of impropriety;

     o   any ownership interest in, or any consulting or employment relationship with, any of the Fund's service providers, other than its investment adviser, principal underwriter, or any affiliated person thereof; and

     o   a direct or indirect financial interest in commissions, transaction charges or spreads paid by the Fund for effecting portfolio transactions or for selling or redeeming shares other than an interest arising from the Covered Officer's employment, such as compensation or equity ownership.

III. DISCLOSURE AND COMPLIANCE

     o   Each Covered Officer should familiarize himself/herself with the disclosure and compliance requirements generally applicable to the
         Funds;

                                       6

     o   each Covered Officer must not knowingly misrepresent, or cause others to misrepresent, facts about the Fund to others, whether within or outside the Fund, including to the Fund's Trustees and auditors, or to governmental regulators and self-regulatory organizations;

     o   each Covered Officer should, to the extent appropriate within his area of responsibility, consult with other officers and employees of the
         Funds and their investment advisers with the goal of promoting full, fair, accurate, timely and understandable disclosure in the reports and documents the Funds file with, or submit to, the SEC and in other public communications made by the Funds; and

     o   it is the responsibility of each Covered Officer to promote compliance with the standards and restrictions imposed by applicable laws, rules and regulations.

IV.  REPORTING AND ACCOUNTABILITY

     Each Covered Officer must:

     o   upon adoption of the Code (thereafter as applicable, upon becoming a
         Covered Officer), affirm in writing to the Boards that he has received, read and understands the Code;

     o   annually thereafter affirm to the Boards that he has complied with the requirements of the Code;

     o   not retaliate against any other Covered Officer, other officer or any employee of the Funds or their affiliated persons for reports of potential violations that are made in good faith; and

     o   notify the General Counsel promptly if he/she knows or suspects of any violation of this Code. Failure to do so is itself a violation of this
         Code.

     The General Counsel is responsible for applying this Code to specific situations in which questions are presented under it and has the authority to interpret this Code in any particular situation. However, any waivers(1) sought by a Covered Officer must be considered by the Board of the relevant Fund or
Funds.

     The Funds will follow these procedures in investigating and enforcing this
Code:

     o   the General Counsel will take all appropriate action to investigate any potential violations reported to him;

-------------
(1)  Item 2 of Form N-CSR defines "waiver" as "the approval by the registrant of a material departure from a provision of the code of ethics."

                                       7

     o   if, after such investigation, the General Counsel believes that no violation has occurred, the General Counsel is not required to take any further action;

     o   any matter that the General Counsel believes is a violation will be reported to the relevant Fund's Audit Committee;

     o   if the directors/trustees/managing general partners who are not
         "interested persons" as defined by the Investment Company Act (the
         "Independent Directors/Trustees/Managing General Partners") of the
         relevant Fund concur that a violation has occurred, they will consider appropriate action, which may include review of, and appropriate modifications to, applicable policies and procedures; notification to appropriate personnel of the investment adviser or its board; or a recommendation to dismiss the Covered Officer or other appropriate disciplinary actions;

     o   the Independent Directors/Trustees/Managing General Partners of the
         relevant Fund will be responsible for granting waivers of this Code, as appropriate; and

     o   any changes to or waivers of this Code will, to the extent required, be disclosed as provided by SEC rules.

V.   OTHER POLICIES AND PROCEDURES

     This Code shall be the sole code of ethics adopted by the Funds for purposes of Section 406 of the Sarbanes-Oxley Act of 2002 and the rules and forms applicable to registered investment companies thereunder. Insofar as other policies or procedures of the Funds, the Funds' investment advisers, principal underwriters, or other service providers govern or purport to govern the behavior or activities of the Covered Officers who are subject to this Code, they are superseded by this Code to the extent that they overlap or conflict with the provisions of this Code unless any provision of this Code conflicts with any applicable federal or state law, in which case the requirements of such law will govern. The Funds' and their investment advisers' and principal underwriters' codes of ethics under Rule 17j-1 under the Investment Company Act and Morgan Stanley's Code of Ethics are separate requirements applying to the
Covered Officers and others, and are not part of this Code.

VI.  AMENDMENTS

     Any amendments to this Code, other than amendments to Exhibits A, B or C, must be approved or ratified by a majority vote of the Board of each Fund, including a majority of Independent Directors/Trustees/Managing General
Partners.

VII. CONFIDENTIALITY

                                       8

     All reports and records prepared or maintained pursuant to this Code will be considered confidential and shall be maintained and protected accordingly.
Except as otherwise required by law or this Code, such matters shall not be disclosed to anyone other than the Independent Directors/Trustees/Managing
General Partners of the relevant Fund or Funds and their counsel, the relevant
Fund or Funds and their counsel and the relevant investment adviser and its counsel.

                                       9

VIII. INTERNAL USE

     The Code is intended solely for the internal use by the Funds and does not constitute an admission, by or on behalf of any Fund, as to any fact, circumstance, or legal conclusion

I have read and understand the terms of the above Code. I recognize the responsibilities and obligations incurred by me as a result of my being subject to the Code. I hereby agree to abide by the above Code.

-------------------------

Date:_____________________

                                       10

                                    EXHIBIT B
                                    ---------

                               INSTITUTIONAL FUNDS
                                COVERED OFFICERS
                                ----------------

                          Mitchell M. Merin - President
           Ronald E. Robison - Executive Vice President and Principal
                                Executive Officer
            James W. Garrett - Chief Financial Officer and Treasurer

                                  RETAIL FUNDS
                                COVERED OFFICERS
                                ----------------

                          Mitchell M. Merin - President
           Ronald E. Robison - Executive Vice President and Principal
                                Executive Officer
               Frank Smith - Chief Financial Officer and Treasurer

                                       11

                                    EXHIBIT C
                                    ---------

                                 GENERAL COUNSEL

                                   Barry Fink

                                       12

                                                                   EXHIBIT 10 B1

                  CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

                                 CERTIFICATIONS
                                 --------------

I, Ronald E. Robison, certify that:

1.   I have reviewed this report on Form N-CSR of Morgan Stanley Next Generation
     Trust;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the financial statements and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4.   The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

a)   designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

[b)  Omitted.]

c)   evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d)   disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

a)   all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

                                       13

b)   any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.

Date:  September 22, 2003

                                             /s/ Ronald E. Robison
                                             Ronald E. Robison
                                             Principal Executive Officer

                                       14

                                                                   EXHIBIT 10 B2

                  CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

                                 CERTIFICATIONS
                                 --------------

I, Francis Smith, certify that:

6.   I have reviewed this report on Form N-CSR of Morgan Stanley Next Generation
     Trust;

7.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

8.   Based on my knowledge, the financial statements and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

9.   The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

b)   designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

[b)  Omitted.]

e)   evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

f)   disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

10.  The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

c)   all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

                                       15

d)   any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.

Date:  September 22, 2003

                                                  /s/ Francis Smith
                                                  Francis Smith
                                                  Principal Financial Officer

                                       16

                                                                   EXHIBIT 10 B3

                  CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

                                 CERTIFICATIONS
                                 --------------

I, Ronald E. Robison, certify that:

1.   I have reviewed this report on Form N-CSR of Morgan Stanley Next Generation
     Trust;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the financial statements and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4.   The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

a)   designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

[b)  Omitted.]

c)   evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d)   disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

a)   all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

                                       17

b)   any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.

Date:  December 8, 2003

                                             /s/ Ronald E. Robison
                                             Ronald E. Robison
                                             Principal Executive Officer

                                       18

                                                                   EXHIBIT 10 B4

                  CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

                                 CERTIFICATIONS
                                 --------------

I, Francis Smith, certify that:

6.   I have reviewed this report on Form N-CSR of Morgan Stanley Next Generation
     Trust;

7.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

8.   Based on my knowledge, the financial statements and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

9.   The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

b)   designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

[b)  Omitted.]

e)   evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

f)   disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

10.  The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

c)   all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

                                       19

d)   any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.

Date:  December 8, 2003

                                                  /s/ Francis Smith
                                                  Francis Smith
                                                  Principal Financial Officer

                                       20

                            SECTION 906 CERTIFICATION

                Certification Pursuant to 18 U.S.C. Section 1350,
                             As Adopted Pursuant to
                  Section 906 of the Sarbanes-Oxley Act of 2002

Morgan Stanley Next Generation Trust

     In connection with the Report on Form N-CSR (the "Report") of the above-named issuer for the period ended July 31, 2003 that is accompanied by this certification, the undersigned hereby certifies that:

1. The Report fully complies with the requirements of Section 13(a) or 15(d) of the Securities Exchange Act of 1934; and

2. The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Issuer.

Date: September 22, 2003                          /s/ Ronald E. Robison
                                                  ---------------------------
                                                  Ronald E. Robison
                                                  Principal Executive Officer

A signed original of this written statement required by Section 906 has been provided to Morgan Stanley Next Generation Trust and will be retained by Morgan
Stanley Next Generation Trust and furnished to the Securities and Exchange
Commission or its staff upon request.

                                       21

                            SECTION 906 CERTIFICATION

                Certification Pursuant to 18 U.S.C. Section 1350,
                             As Adopted Pursuant to
                  Section 906 of the Sarbanes-Oxley Act of 2002

Morgan Stanley Next Generation Trust

     In connection with the Report on Form N-CSR (the "Report") of the above-named issuer for the period ended July 31, 2003 that is accompanied by this certification, the undersigned hereby certifies that:

1.   The Report fully complies with the requirements of Section 13(a) or 15(d)
     of the Securities Exchange Act of 1934; and

2.   The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Issuer.

Date: September 22, 2003                          /s/ Francis Smith
                                                  ----------------------
                                                  Francis Smith
                                                  Principal Financial Officer

A signed original of this written statement required by Section 906 has been provided to Morgan Stanley Next Generation Trust and will be retained by Morgan
Stanley Next Generation Trust and furnished to the Securities and Exchange
Commission or its staff upon request.

                                       22

                            SECTION 906 CERTIFICATION

                Certification Pursuant to 18 U.S.C. Section 1350,
                             As Adopted Pursuant to
                  Section 906 of the Sarbanes-Oxley Act of 2002

Morgan Stanley Next Generation Trust

     In connection with the Report on Form N-CSR (the "Report") of the above-named issuer for the period ended July 31, 2003 that is accompanied by this certification, the undersigned hereby certifies that:

1. The Report fully complies with the requirements of Section 13(a) or 15(d) of the Securities Exchange Act of 1934; and

2. The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Issuer.

Date: December 8, 2003                            /s/ Ronald E. Robison
                                                  ---------------------------
                                                  Ronald E. Robison
                                                  Principal Executive Officer

A signed original of this written statement required by Section 906 has been provided to Morgan Stanley Next Generation Trust and will be retained by Morgan
Stanley Next Generation Trust and furnished to the Securities and Exchange
Commission or its staff upon request.

                                       23

                            SECTION 906 CERTIFICATION

                Certification Pursuant to 18 U.S.C. Section 1350,
                             As Adopted Pursuant to
                  Section 906 of the Sarbanes-Oxley Act of 2002

Morgan Stanley Next Generation Trust

     In connection with the Report on Form N-CSR (the "Report") of the above-named issuer for the period ended July 31, 2003 that is accompanied by this certification, the undersigned hereby certifies that:

1.   The Report fully complies with the requirements of Section 13(a) or 15(d)
     of the Securities Exchange Act of 1934; and

2.   The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Issuer.

Date: December 8, 2003                            /s/ Francis Smith
                                                  ----------------------
                                                  Francis Smith
                                                  Principal Financial Officer

A signed original of this written statement required by Section 906 has been provided to Morgan Stanley Next Generation Trust and will be retained by Morgan
Stanley Next Generation Trust and furnished to the Securities and Exchange
Commission or its staff upon request.

                                       24